SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Analysis of financial assets that are individually determined to be impaired [text block]

4    Segmental analysis

The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of the Lloyds Bank Group has been determined to be the chief operating decision maker for the Group. Following the transfer of HBOS to the Group on 1 January 2010, all of the trading activities of the Lloyds Banking Group are carried out within the Group and, as a result, the chief operating decision maker reviewed the Group’s performance by considering that of the Lloyds Banking Group. However, following the sale of the Group’s insurance business and certain other businesses as a result of the ring-fencing legislation this is no longer the case. Accordingly, the chief operating decision maker now reviews the results of the Group’s businesses separately.

As explained in note 1, the Group adopted IFRS 9 from 1 January 2018. In accordance with the transition requirements of IFRS 9, comparative information has not been restated and therefore the segmental results for 2018 reflect IFRS 9 and those for 2017 are in accordance with IAS 39.

The Group’s activities are organised into two financial reporting segments: Retail and Commercial Banking.

Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.

Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.

Other includes certain assets previously reported as outside of the Group’s risk appetite and income and expenditure not attributed to divisions, including the costs of certain central and head office functions.

Inter-segment services are generally recharged at cost, with the exception of the internal commission arrangements between the UK branch and other distribution networks and the insurance product manufacturing businesses within the Group, where a profit margin is also charged. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.

For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central group segment where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central group segment. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2018
Net interest income	9,014	2,912	828	12,754
Other income	1,992	1,419	809	4,220
Total income	11,006	4,331	1,637	16,974
Costs	(7,724)	(2,134)	(1,910)	(11,768)
Trading surplus	3,282	2,197	(273)	5,206
Impairment (charge) credit	(862)	(77)	13	(926)
Profit before tax	2,420	2,120	(260)	4,280
External income	12,967	4,124	(117)	16,974
Inter-segment income	(1,961)	207	1,754	–
Segment income	11,006	4,331	1,637	16,974
Segment external assets	349,757	115,616	128,151	593,524
Segment external liabilities	261,019	137,614	155,141	553,774
Analysis of segment other income:
Current accounts	503	139	5	647
Credit and debit card fees	974	–	–	974
Commercial banking and treasury fees	–	271	–	271
Private banking and asset management	–	2	92	94
Factoring	–	83	–	83
Other fees and commissions	52	253	123	428
Fees and commissions receivable	1,529	748	220	2,497
Fees and commissions payable	(1,010)	(57)	(161)	(1,228)
Net fee and commission income	519	691	59	1,269
Operating lease income	1,305	36	–	1,341
Rental income from investment properties	–	–	–	–
Gains and losses on disposal of financial assets at fair value through other comprehensive income	–	–	268	268
Other income	168	692	482	1,342
Segment other income	1,992	1,419	809	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	498	2,349
Defined benefit scheme charges	121	48	231	400
Other segment items:
Additions to fixed assets	2,092	208	1,078	3,378
Investments in joint ventures and associates at end of year	4	–	1	5

	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2017
Net interest income	8,691	3,052	621	12,364
Other income	2,236	2,041	711	4,988
Total income	10,927	5,093	1,332	17,352
Costs	(8,147)	(2,511)	(972)	(11,630)
Trading surplus	2,780	2,582	360	5,722
Impairment (charge) credit	(626)	(89)	28	(687)
Profit (loss) before tax	2,154	2,493	388	5,035
External income	12,859	3,436	1,057	17,352
Inter-segment income	(1,932)	1,657	275	–
Segment income	10,927	5,093	1,332	17,352
Segment external assets	350,322	177,731	140,750	668,803
Segment external liabilities	258,835	224,576	141,907	625,318
Analysis of segment other income:
Current accounts	572	135	5	712
Credit and debit card fees	945	4	–	949
Commercial banking and treasury fees	–	321	–	321
Private banking and asset management	–	5	93	98
Factoring	–	91	–	91
Other fees and commissions	95	273	247	615
Fees and commissions receivable	1,612	829	345	2,786
Fees and commissions payable	(873)	(50)	(101)	(1,024)
Net fee and commission income	739	779	244	1,762
Operating lease income	1,281	63	–	1,344
Rental income from investment properties	–	1	–	1
Gains and losses on disposal of available-for-sale financial assets	–	29	435	464
Other income	216	1,169	32	1,417
Segment other income	2,236	2,041	711	4,988
Other segment items reflected in income statement above:
Depreciation and amortisation	1,547	322	423	2,292
Defined benefit scheme charges	149	52	140	341
Other segment items:
Additions to fixed assets	2,431	130	862	3,423
Investments in joint ventures and associates at end of year	9	–	–	9

	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2016
Net interest income	8,105	2,896	193	11,194
Other income	2,207	1,893	(814)	3,286
Total income	10,312	4,789	(621)	14,480
Costs	(7,215)	(2,485)	(2,051)	(11,751)
Trading surplus	3,097	2,304	(2,672)	2,729
Impairment (charge) credit	(579)	(12)	(161)	(752)
Profit (loss) before tax	2,518	2,292	(2,833)	1,977
External income	12,257	3,137	(914)	14,480
Inter-segment income	(1,945)	1,652	293	–
Segment income	10,312	4,789	(621)	14,480
Segment external assets	340,253	193,054	139,425	672,733
Segment external liabilities	265,128	231,450	133,160	629,738
Analysis of segment other income:
Current accounts	614	131	8	753
Credit and debit card fees	854	4	17	875
Commercial banking and treasury fees	–	303	–	303
Private banking and asset management	–	5	94	99
Factoring	–	112	–	112
Other fees and commissions	125	237	340	702
Fees and commissions receivable	1,593	792	459	2,844
Fees and commissions payable	(783)	(54)	(106)	(943)
Net fee and commission income	810	738	353	1,901
Operating lease income	1,142	83	–	1,225
Rental income from investment properties	–	3	–	3
Gains and losses on disposal of available-for-sale financial assets	–	17	558	575
Other income	255	1,052	(1,725)	(418)
Segment other income	2,207	1,893	(814)	3,286
Other segment items reflected in income statement above:
Depreciation and amortisation	1,345	236	629	2,300
Defined benefit scheme charges	141	51	79	271
Other segment items:
Additions to fixed assets	2,362	145	847	3,354
Investments in joint ventures and associates at end of year	9	28	22	59

Following the reduction in the Group’s non-UK activities, an analysis between UK and non-UK activities is no longer provided.

The Group’s discontinued operations were previously in its Insurance segment (see note 13).